Exhibit 99.1

HSBC Credit Card Master Note Trust (USA) I

The following is particular information about the receivables as of the close of business on November 30, 2007:

o

The receivables in the Trust Portfolio included $5,693,420,242.69 of Principal Receivables (reduced for discount option receivables) and $251,685,496.82 of Finance Charge and Administrative Receivables (including discount option receivables).

o	The accounts designated for the Trust Portfolio had an average receivables balance of $1,425.16 and an average credit limit of $7,569.49.

o	The percentage of the average gross receivables balance to the average credit limit was 18.83%. The principal weighted average age of the accounts was approximately 104.92 months.

As of the close of business on November 30, 2007:

o

11.69% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month's statement; and

o

23.44% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month's statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on November

30, 2007. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio November 30, 2007
Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Number of Receivables
Less than or equal to $1,000.00	3,200,119	76.71%	$143,959,155.87	2.42%
$1,000.01 to $2,000.00	170,700	4.09%	253,746,383.44	4.27%
$2,000.01 to $3,000.00	140,633	3.37%	350,495,618.36	5.90%
$3,000.01 to $4,000.00	111,277	2.67%	388,880,830.05	6.54%
$4,000.01 to $5,000.00	93,258	2.24%	418,126,784.81	7.03%
$5,000.01 to $6,000.00	74,314	1.78%	408,583,514.77	6.87%
$6,000.01 to $7,000.00	65,216	1.56%	422,896,887.87	7.11%
$7,000.01 to $8,000.00	56,307	1.35%	421,811,612.86	7.10%
$8,000.01 to $9,000.00	46,637	1.12%	395,728,123.22	6.66%
$9,000.01 to $10,000.00	41,471	0.99%	394,036,769.99	6.63%
Over $10,000.00	171,594	4.11%	2,346,840,058.27	39.48%
Total	4,171,526	100.00%	$5,945,105,739.51	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio November 30, 2007

Account Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Number of Receivables
Less than or equal to $1,000.00	334,366	8.02%	$12,157,882.01	0.20%
$1,000.01 to $2,000.00	183,471	4.40%	53,986,748.11	0.91%
$2,000.01 to $3,000.00	278,080	6.67%	107,942,681.74	1.82%
$3,000.01 to $4,000.00	325,088	7.79%	117,741,049.28	1.98%
$4,000.01 to $5,000.00	461,810	11.07%	202,999,971.08	3.41%
$5,000.01 to $6,000.00	257,781	6.18%	145,812,295.73	2.45%
$6,000.01 to $7,000.00	239,900	5.75%	210,987,858.57	3.55%
$7,000.01 to $8,000.00	377,167	9.04%	267,875,032.49	4.51%
$8,000.01 to $9,000.00	233,978	5.61%	232,170,565.83	3.91%
$9,000.01 to $10,000.00	347,242	8.32%	325,548,019.73	5.48%
Over $10,000.00	1,132,643	27.15%	4,267,883,634.94	71.79%
Total	4,171,526	100.00%	$5,945,105,739.51	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio November 30, 2007

Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Number of Receivables
Current and up to 29 days	4,134,476	99.11%	$5,729,875,342.15	96.38%
30 to 59 days	10,772	0.26%	60,223,551.82	1.01%
60 to 89 days	8,758	0.21%	51,219,000.78	0.86%
90 to 119 days	6,637	0.16%	38,436,345.60	0.65%
120 to 149 days	5,833	0.14%	34,540,077.16	0.58%
150 to 179 days	5,050	0.12%	30,811,422.00	0.52%
180 or more days	0	0.00%	0.00	0.00%
Total	4,171,526	100.00%	$5,945,105,739.51	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio November 30, 2007

Account Age	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Number of Receivables
Not more than 6 months	36,326	0.87%	$75,136,043.94	1.26%
Over 6 months to 12 months	39,327	0.94%	72,675,483.95	1.22%
Over 12 months to 24 months	126,614	3.04%	286,931,326.94	4.83%
Over 24 months to 48 months	427,615	10.25%	975,912,599.66	16.42%
Over 48 months to 72 months	582,555	13.97%	1,052,073,844.13	17.70%
Over 72 months to 96 months	659,260	15.80%	957,845,612.23	16.11%
Over 96 months to 120 months	644,308	15.45%	703,830,951.67	11.84%
Over 120 months	1,655,521	39.69%	1,820,699,876.99	30.63%
Total	4,171,526	100.00%	$5,945,105,739.51	100.00%

HSBC Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio November 30, 2007

State	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Number of Receivables
New York	555,597	13.32%	$792,774,015.64	13.33%
California	496,894	11.91%	790,147,055.30	13.29%
Pennsylvania	301,190	7.22%	399,985,876.98	6.73%
Illinois	241,241	5.78%	361,537,200.30	6.08%
Ohio	239,559	5.74%	332,490,848.72	5.59%
Michigan	206,309	4.95%	322,754,617.39	5.43%
New Jersey	183,050	4.39%	250,805,238.96	4.22%
Texas	120,241	2.88%	192,050,634.35	3.23%
Florida	139,693	3.35%	175,797,502.97	2.96%
Wisconsin	130,782	3.14%	175,404,765.59	2.95%
Indiana	106,305	2.55%	159,984,481.97	2.69%
Massachusetts	113,420	2.72%	151,487,962.69	2.55%
All Other	1,337,245	32.06%	1,839,885,538.65	30.95%
Total	4,171,526	100.00%	$5,945,105,739.51	100.00%

The following table sets forth FICO scores for a random sample of accounts (excluding zero balance accounts and credit balance accounts), the receivables of which are included in the Trust Portfolio as of close of business November 30, 2007. The receivables are determined as of November 30, 2007 and the FICO scores are determined during the month of November 2007. The FICO scores set forth below were generated using Equifax Classic Beacon 5.0 FICO score. These scores may change over time, depending on customer behavior and changes in credit scoring technology. Because the composition of the Trust Portfolio may change over time, there can be no assurance that the FICO score distribution for the Trust Portfolio in the future periods will be similar to the information set forth below. The subservicer does not use these FICO scores as a basis to determine the credit limit, or any continuing management thereof, or other terms of any of the accounts, the receivables of which are included in the Trust Portfolio. As such, FICO scores should not be relied upon as a predictor of the performance of the receivables in the Trust Portfolio.

HSBC Credit Card Master Note Trust (USA) I Composition by FICO Score Trust Portfolio November 30, 2007

FICO Score	Receivables	Percentage of Total Receivables
No Score	$9,547,889.34	0.55%
Less Than 600	184,202,654.13	10.53%
600 to 659	254,945,100.99	14.57%
660 to 719	531,096,860.53	30.35%
720 and Above	769,999,226.50	44.01%
Total	$1,749,791,731.49	100.00%